UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06623

Nuveen California Select Tax-Free Income Portfolio
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            3/31

Date of reporting period:         12/31/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen California Select Tax-Free Income Portfolio (NXC)
	December 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 99.8%

	MUNICIPAL BONDS – 99.8%

	Consumer Staples – 3.8%
$ 85	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds,	6/15 at 100.00	BB+	$ 82,314
	Sonoma County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21
250	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Revenue	3/15 at 100.00	A1	250,003
	Bonds, Fresno County Tobacco Funding Corporation, Series 2002, 5.625%, 6/01/23
1,450	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	B	1,201,746
	Bonds, Series 2007A-1, 5.000%, 6/01/33
1,095	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/22 at 100.00	B	908,215
	Bonds, Series 2007A-2, 5.300%, 6/01/37
1,500	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed	6/15 at 100.00	B–	1,188,000
	Bonds, Series 2005A-1, 5.500%, 6/01/45
4,380	Total Consumer Staples			3,630,278
	Education and Civic Organizations – 4.1%
3,000	California Educational Facilities Authority, Revenue Bonds, Santa Clara University, Series	4/18 at 100.00	Aa3	3,359,100
	2008A, 5.625%, 4/01/37
45	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series	10/15 at 100.00	A3	45,585
	2005A, 5.000%, 10/01/35
35	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series	11/15 at 100.00	A2	36,275
	2006, 5.000%, 11/01/21
160	California Municipal Finance Authority, Charter School Revenue Bonds, Rocketship	6/22 at 102.00	N/R	178,787
	Education?Multiple Projects, Series 2014A , 7.250%, 6/01/43
250	California Statewide Communities Development Authority, School Facility Revenue Bonds,	7/21 at 100.00	BBB–	288,480
	Alliance College-Ready Public Schools, Series 2011A, 7.000%, 7/01/46
3,490	Total Education and Civic Organizations			3,908,227
	Health Care – 5.5%
115	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard	8/24 at 100.00	AA	131,255
	Children’s Hospital, Series 2014A, 5.000%, 8/15/43
125	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services,	10/24 at 100.00	AA	144,221
	Series 2014A, 5.000%, 10/01/38
255	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services,	10/24 at 100.00	AA	291,679
	Series 2014B, 5.000%, 10/01/44
235	California Health Facilities Financing Authority, Revenue Bonds, Rady Children’s Hospital –	8/21 at 100.00	AA–	266,835
	San Diego, Series 2011, 5.250%, 8/15/41
425	California Statewide Community Development Authority, Revenue Bonds, Childrens Hospital of	8/17 at 100.00	BBB+	438,345
	Los Angeles, Series 2007, 5.000%, 8/15/47
545	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente	8/16 at 100.00	A+	577,782
	System, Series 2001C, 5.250%, 8/01/31
500	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009,	11/19 at 100.00	Ba1	550,895
	6.625%, 11/01/29
1,100	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010,	11/20 at 100.00	Ba1	1,156,111
	6.000%, 11/01/41
670	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011,	12/21 at 100.00	BB	834,277
	7.500%, 12/01/41
800	Upland, California, Certificates of Participation, San Antonio Community Hospital, Series 2011,	1/21 at 100.00	A–	945,000
	6.500%, 1/01/41
4,770	Total Health Care			5,336,400
	Housing/Multifamily – 1.0%
370	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/20 at 100.00	BBB	416,772
	Series 2010A, 6.400%, 8/15/45
395	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/22 at 100.00	BBB	436,439
	Series 2012A, 5.500%, 8/15/47
	California Municipal Finance Authority, Mobile Home Park Senior Revenue Bonds, Caritas
	Affordable Housing, Inc. Projects, Series 2014A:
25	5.250%, 8/15/39	8/24 at 100.00	BBB	27,675
65	5.250%, 8/15/49	8/24 at 100.00	BBB	71,432
855	Total Housing/Multifamily			952,318
	Housing/Single Family – 0.0%
30	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%,	2/16 at 100.00	A–	31,307
	8/01/30 – FGIC Insured (Alternative Minimum Tax)
	Industrials – 1.1%
1,015	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Republic	No Opt. Call	BBB+	1,106,786
	Services Inc., Series 2002C, 5.250%, 6/01/23 (Mandatory put 12/01/17) (Alternative Minimum Tax)
	Tax Obligation/General – 33.4%
1,650	California State, General Obligation Bonds, Various Purpose Series 2009, 5.500%, 11/01/39	11/19 at 100.00	Aa3	1,921,788
1,965	California State, General Obligation Bonds, Various Purpose Series 2011, 5.000%, 10/01/41	10/21 at 100.00	Aa3	2,206,636
2,000	California State, General Obligation Bonds, Various Purpose Series 2012, 5.250%, 4/01/35	4/22 at 100.00	Aa3	2,353,120
	Golden West Schools Financing Authority, California, General Obligation Revenue Refunding
	Bonds, School District Program, Series 1999A:
4,650	0.000%, 8/01/16 – NPFG Insured	No Opt. Call	AA–	4,551,606
1,750	0.000%, 2/01/17 – NPFG Insured	No Opt. Call	AA–	1,673,158
2,375	0.000%, 8/01/17 – NPFG Insured	No Opt. Call	AA–	2,241,335
2,345	0.000%, 2/01/18 – NPFG Insured	No Opt. Call	AA–	2,180,100
	Mountain View-Los Altos Union High School District, Santa Clara County, California, General
	Obligation Capital Appreciation Bonds, Series 1995C:
1,015	0.000%, 5/01/17 – NPFG Insured	No Opt. Call	Aa1	979,171
1,080	0.000%, 5/01/18 – NPFG Insured	No Opt. Call	Aa1	1,018,289
	Palomar Pomerado Health, California, General Obligation Bonds, Convertible Capital
	Appreciation, Election 2004 Series 2010A:
10,825	0.000%, 8/01/34	No Opt. Call	A+	4,251,302
3,250	0.000%, 8/01/35	No Opt. Call	A+	1,209,683
8,075	San Bernardino Community College District, California, General Obligation Bonds, Election of	No Opt. Call	Aa2	2,146,012
	2008 Series 2009B, 0.000%, 8/01/44
2,565	Sunnyvale School District, Santa Clara County, California, General Obligation Bonds, Series	9/15 at 100.00	AA+	2,644,720
	2005A, 5.000%, 9/01/26 – AGM Insured
4,250	West Hills Community College District, California, General Obligation Bonds, School Facilities	8/31 at 100.00	AA	2,893,230
	Improvement District 3, 2008 Election Series 2011, 0.000%, 8/01/38 – AGM Insured
47,795	Total Tax Obligation/General			32,270,150
	Tax Obligation/Limited – 26.4%
1,000	Bell Community Redevelopment Agency, California, Tax Allocation Bonds, Bell Project Area,	3/15 at 100.00	N/R	1,000,260
	Series 2003, 5.625%, 10/01/33 – RAAI Insured
2,000	California State Public Works Board, Lease Revenue Bonds, Department of Corrections &	9/23 at 100.00	A1	2,362,020
	Rehabilitation, Various Correctional Facilities Series 2013F, 5.250%, 9/01/33
1,690	California State Public Works Board, Lease Revenue Bonds, Department of Corrections,	No Opt. Call	AA–	1,818,575
	Calipatria State Prison, Series 1991A, 6.500%, 9/01/17 – NPFG Insured
1,500	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	11/19 at 100.00	A1	1,841,220
	2009-I, 6.375%, 11/01/34
120	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/15 at 100.00	AA–	123,162
	Facilities District 98-2, Series 2005, 5.000%, 9/01/24 – FGIC Insured
360	Chino Redevelopment Agency, California, Merged Chino Redevelopment Project Area Tax	9/16 at 101.00	A	370,717
	Allocation Bonds, Series 2006, 5.000%, 9/01/38 – AMBAC Insured
2,000	Escondido Joint Powers Financing Authority, California, Revenue Bonds, Water System Financing,	3/22 at 100.00	AA–	2,169,480
	Series 2012, 5.000%, 9/01/41
1,000	Fontana Public Financing Authority, California, Tax Allocation Revenue Bonds, North Fontana	10/15 at 100.00	A	1,013,520
	Redevelopment Project, Series 2005A, 5.000%, 10/01/32 – AMBAC Insured
270	Fontana Redevelopment Agency, San Bernardino County, California, Tax Allocation Bonds, Jurupa	4/15 at 100.00	A–	271,480
	Hills Redevelopment Project, Refunding Series 1997A, 5.500%, 10/01/27
250	Inglewood Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment	5/17 at 100.00	BBB+	261,485
	Project, Subordinate Lien Series 2007A-1, 5.000%, 5/01/23 – AMBAC Insured
	Irvine Unified School District, California, Special Tax Bonds, Community Facilities District
	Series 2006A:
55	5.000%, 9/01/26	9/16 at 100.00	N/R	56,361
130	5.125%, 9/01/36	9/16 at 100.00	N/R	133,129
1,215	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester	9/15 at 100.00	A1	1,232,532
	Social Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
135	National City Community Development Commission, California, Tax Allocation Bonds, National	8/21 at 100.00	A–	172,041
	City Redevelopment Project, Series 2011, 6.500%, 8/01/24
1,000	Norco Redevelopment Agency, California, Tax Allocation Bonds, Project Area 1, Series 2009,	3/18 at 100.00	A+	1,149,290
	7.000%, 3/01/34
50	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment	9/21 at 100.00	BBB+	61,031
	Project, Series 2011, 6.750%, 9/01/40
60	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District 2001-1,	9/23 at 100.00	N/R	67,878
	Subordinate Lien Series 2013B , 5.875%, 9/01/39
	Patterson Public Financing Authority, California, Revenue Bonds, Community Facilities District
	2001-1, Senior Series 2013A:
350	5.250%, 9/01/30	9/33 at 100.00	N/R	393,110
320	5.750%, 9/01/39	9/41 at 100.00	N/R	363,498
	Perris Union High School District Financing Authority, Riverside County, California, Revenue
	Bonds, Series 2011:
50	6.000%, 9/01/33 (Pre-refunded 3/1/15)	3/15 at 103.00	N/R (4)	51,665
100	6.125%, 9/01/41 (Pre-refunded 3/1/15)	3/15 at 103.00	N/R (4)	103,306
415	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community	9/18 at 100.00	BBB–	463,526
	Development Project, Refunding Series 2008A, 6.500%, 9/01/28
160	Rancho Santa Fe CSD Financing Authority, California, Revenue Bonds, Superior Lien Series	9/21 at 100.00	BBB+	185,301
	2011A, 5.750%, 9/01/30
30	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project	10/21 at 100.00	A–	37,563
	Area, Series 2011B, 6.500%, 10/01/25
605	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993A,	No Opt. Call	AA–	670,770
	5.400%, 11/01/20 – NPFG Insured
1,365	San Diego County Regional Transportation Commission, California, Sales Tax Revenue Bonds,	4/22 at 100.00	AAA	1,557,383
	Series 2012A, 5.000%, 4/01/42
65	San Francisco City and County Redevelopment Agency Successor Agency, California, Special Tax	No Opt. Call	N/R	70,207
	Bonds, Community Facilities District 7, Hunters Point Shipyard Phase One Improvements,
	Refunding Series 2014, 5.000%, 8/01/39
25	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds,	2/21 at 100.00	A–	30,589
	Mission Bay North Redevelopment Project, Series 2011C, 6.750%, 8/01/41
	San Francisco Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds,
	Mission Bay South Redevelopment Project, Series 2011D:
25	7.000%, 8/01/33	2/21 at 100.00	BBB+	30,421
30	7.000%, 8/01/41	2/21 at 100.00	BBB+	36,505
615	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	AA–	661,346
	Project, Series 2006C, 5.000%, 8/01/25 – NPFG Insured
3,000	San Mateo County Transit District, California, Sales Tax Revenue Bonds, Series 2005A, 5.000%,	6/15 at 100.00	AA	3,059,280
	6/01/21 – NPFG Insured
1,000	Santa Clara County Board of Education, California, Certificates of Participation, Series 2002,	3/15 at 100.00	AA–	1,001,000
	5.000%, 4/01/25 – NPFG Insured
1,000	Santa Clara Valley Transportation Authority, California, Sales Tax Revenue Bonds, Series	4/17 at 100.00	AA+	1,083,460
	2007A, 5.000%, 4/01/36 – AMBAC Insured
40	Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2011,	4/21 at 100.00	N/R	45,778
	7.000%, 10/01/26
1,000	Travis Unified School District, Solano County, California, Certificates of Participation,	9/16 at 100.00	A3	1,027,470
	Series 2006, 5.000%, 9/01/26 – FGIC Insured
360	Turlock Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2011,	3/21 at 100.00	BBB+	449,071
	7.500%, 9/01/39
70	Yorba Linda Redevelopment Agency, Orange County, California, Tax Allocation Revenue Bonds,	9/21 at 100.00	A–	85,959
	Yorba Linda Redevelopment Project, Subordinate Lien Series 2011A, 6.500%, 9/01/32
23,460	Total Tax Obligation/Limited			25,511,389
	Transportation – 6.9%
1,150	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series	1/15 at 100.00	BBB–	1,151,104
	1995A, 5.000%, 1/01/35
530	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	1/24 at 100.00	BB+	631,442
	Bonds, Junior Lien Series 2013C, 6.500%, 1/15/43
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding
	Bonds, Series 2013A:
1,000	5.000%, 1/15/42 – AGM Insured	1/24 at 100.00	AA	1,100,540
1,170	5.750%, 1/15/46	1/24 at 100.00	BBB–	1,354,778
1,175	6.000%, 1/15/53	1/24 at 100.00	BBB–	1,378,040
955	Port of Oakland, California, Revenue Bonds, Refunding Series 2012P, 5.000%, 5/01/31	No Opt. Call	A+	1,075,502
	(Alternative Minimum Tax)
5,980	Total Transportation			6,691,406
	U.S. Guaranteed – 9.8%
540	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series	12/17 at 100.00	BBB (4)	656,732
	2008A, 8.250%, 12/01/38 (Pre-refunded 12/01/17)
7,600	Merced Irrigation District, California, Certificates of Participation, Water and Hydroelectric	9/16 at 64.56	A (4)	4,865,062
	Series 2008B, 0.000%, 9/01/23 (Pre-refunded 9/01/16)
100	Roseville Joint Union High School District, Placer County, California, General Obligation	8/15 at 100.00	AA (4)	102,845
	Bonds, Series 2006B, 5.000%, 8/01/27 (Pre-refunded 8/01/15) – FGIC Insured
3,220	Sacramento City Unified School District, Sacramento County, California, General Obligation	7/15 at 100.00	A1 (4)	3,298,439
	Bonds, Series 2005, 5.000%, 7/01/27 (Pre-refunded 7/01/15) – NPFG Insured
250	Sacramento County Sanitation Districts Financing Authority, California, Revenue Bonds, Series	6/16 at 100.00	AA (4)	266,350
	2006, 5.000%, 12/01/31 (Pre-refunded 6/01/16) – FGIC Insured
225	San Mateo Union High School District, San Mateo County, California, Certificates of	12/17 at 100.00	N/R (4)	253,472
	Participation, Phase 1, Series 2007A, 5.000%, 12/15/30 (Pre-refunded 12/15/17) –
	AMBAC Insured
11,935	Total U.S. Guaranteed			9,442,900
	Utilities – 2.3%
1,000	Imperial Irrigation District, California, Electric System Revenue Bonds, Refunding Series	11/20 at 100.00	AA–	1,159,870
	2011A, 5.500%, 11/01/41
645	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series	No Opt. Call	A	796,839
	2007A, 5.500%, 11/15/37
215	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%,	9/15 at 100.00	N/R	217,202
	9/01/31 – SYNCORA GTY Insured
1,860	Total Utilities			2,173,911
	Water and Sewer – 5.5%
1,000	Bay Area Water Supply and Conservation Agency, California, Revenue Bonds, Capital Cost	4/23 at 100.00	AA–	1,163,820
	Recovery Prepayment Program, Series 2013A, 5.000%, 10/01/34
	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon
	Resources Channelside LP Desalination Project, Series 2012:
375	5.000%, 7/01/37 (Alternative Minimum Tax)	No Opt. Call	Baa3	409,755
1,160	5.000%, 11/21/45 (Alternative Minimum Tax)	No Opt. Call	Baa3	1,255,607
150	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AA–	157,317
	5.000%, 4/01/36 – NPFG Insured
1,970	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series	7/24 at 100.00	AA	2,282,127
	2014A, 5.000%, 7/01/44
8,375	Total Water and Sewer			5,268,626
$ 110,225	Total Long-Term Investments (cost $87,338,421)			96,323,698
	SHORT-TERM INVESTMENTS – 0.4%

	MUNICIPAL BONDS – 0.4%

	Health Care – 0.4%
$ 205	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	No Opt. Call	N/R	$ 207,571
	Health System, Series 2014A, 6.000%, 7/10/15 (5)
100	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	No Opt. Call	N/R	101,254
	Health System, Series 2014B, 6.000%, 7/10/15 (5)
100	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	No Opt. Call	N/R	101,254
	Health System, Series 2014C, 6.000%, 7/10/15 (5)
$ 405	Total Short-Term Investments (cost $405,000)			410,079
	Total Investments (cost $87,743,421) – 100.2%			96,733,777
	Other Assets Less Liabilities – (0.2)%			(174,324)
	Net Assets – 100%			$ 96,559,453

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$96,323,698	$ —	$96,323,698
Short-Term Investments:
Municipal Bonds	—	—	410,079	410,079
Total	$ —	$96,323,698	$410,079	$96,733,777

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of December 31, 2014, the cost of investments was $87,715,060.

Gross unrealized appreciation and gross unrealized depreciation of investments as of December 31, 2014, were as follows:

Gross unrealized:
Appreciation	$9,207,365
Depreciation	(188,648)
Net unrealized appreciation (depreciation) of investments	$9,018,717

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board. For fair value measurement disclosure purposes, investment categorized as Level 3.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen California Select Tax-Free Income Portfolio

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         February 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         February 27, 2015

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         February 27, 2015